Commitments and Contingencies - Contractual Commitment Under Operating Lease (Detail)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 318,186
2017	188,009
2018	191,959
2019	195,909
2020	199,859
Thereafter	238,371
Total minimum lease payments	$ 1,332,293